RETIREMENT BENEFITS AND ASSETS HELD IN TRUST Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Retirement Benefits [Abstract]
Effect on total of service and interest cost, one percentage point increase	$ 3
Effect on total of service and interest cost, one percentage point decrease	(2)
Effect on postretirement benefit obligation, one percentage point increase	21
Effect on postretirement benefit obligation, one percentage point decrease	$ (15)